Shareholders' equity (Details) - shares shares in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Brazilian residents	285,328	303,120
Foreign residents	7,213,203	7,195,411
Total shares	7,498,531	7,498,531
(-) Treasury shares	(27,331)	(38,904)
Total outstanding	7,471,200	7,459,627
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Brazilian residents	129,745	138,618
Foreign residents	3,688,950	3,680,077
Total shares	3,818,695	3,818,695
(-) Treasury shares	(13,666)	(19,452)
Total outstanding	3,805,029	3,799,243
Preference shares [member]
IfrsStatementLineItems [Line Items]
Brazilian residents	155,583	164,502
Foreign residents	3,524,253	3,515,334
Total shares	3,679,836	3,679,836
(-) Treasury shares	(13,665)	(19,452)
Total outstanding	3,666,171	3,660,384